Note 13 - Retirement and Pension Plans - Changes in Projected Benefit Obligation and Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Projected benefit obligation, beginning of the year	$ 1,026	$ 877	$ 838
Service cost	4	3	3
Interest cost	10	14	13
Actuarial loss	10	58	8
Effect of changes in foreign exchange rate	(32)	74	15
Projected benefit obligation, end of the year	1,018	1,026	877
Fair value of plan assets, beginning of the year	671	596	566
Employer contributions	20	19	16
Actual return on plan assets	27	6	4
Effect of changes in foreign exchange rate	(21)	50	10
Fair value of plan assets, end of the year	$ 697	$ 671	$ 596